Average Annual Total Returns - Investor - Vanguard Explorer Value Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	26.91%	7.96%	11.43%	Mar. 30, 2010	26.42%	6.75%	10.09%	Mar. 30, 2010	16.20%	5.98%	9.02%	Mar. 30, 2010	23.56%	7.18%	10.44%	Mar. 30, 2010	30.90%	11.18%	13.05%	Mar. 30, 2010